Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance (Previously stated) at Dec. 31, 2017		$ 1,846,361		$ 173,046	$ 1,215,227	$ 568	$ 0	$ (16,102)	$ 473,622
Beginning balance (Adjustment on initial application of IFRS 15 (net of tax)) at Dec. 31, 2017		(1,729)							(1,729)
Beginning balance (Adjustment on initial application of IFRS 9 (net of tax)) at Dec. 31, 2017		(16)							(16)
Beginning balance at Dec. 31, 2017	[1]	1,844,616		173,046	1,215,227	568	0	(16,102)	471,877
Profit (loss) for the period		(110,070)	[2],[3]						(110,070)
Total other comprehensive income		(3,194)	[2]			(157)	(2,698)		(339)
Total comprehensive income (expense) for the period		(113,264)	[2]			(157)	(2,698)		(110,409)
Transactions with owners of the company
Issue of ordinary shares related to business combinations (Note 14)		553,424		66,102	487,322
Dividends to equity holders (Note 14)		(22,629)							(22,629)
Treasury shares acquired (Note 14)		(3,955)						(3,955)
Treasury shares sold (Note 14)		2,294						5,406	(3,112)
Equity-settled share-based payment (Note 23)		37							37
Total transactions with owners		529,171		66,102	487,322			1,451	(25,704)
Ending balance at Dec. 31, 2018	[4]	2,260,523		239,148	1,702,549	411	(2,698)	(14,651)	335,764
Profit (loss) for the period		112,230	[3],[5]						112,230
Total other comprehensive income		(3,940)	[2]			(112)	(1,885)		(1,943)
Total comprehensive income (expense) for the period		108,290	[2]			(112)	(1,885)		110,287
Transactions with owners of the company
Dividends to equity holders (Note 14)		(25,993)							(25,993)
Treasury shares acquired (Note 14)		(30,965)						(30,965)
Total transactions with owners		(56,958)						(30,965)	(25,993)
Ending balance at Dec. 31, 2019	[4]	2,311,855		239,148	1,702,549	299	(4,583)	(45,616)	420,058
Profit (loss) for the period		473,238							473,238
Total other comprehensive income		(2,336)				636	(2,873)		(99)
Total comprehensive income (expense) for the period		470,902				636	(2,873)		473,139
Transactions with owners of the company
Dividends to equity holders (Note 14)		(352,483)							(352,483)
Treasury shares acquired (Note 14)		(118,488)						(118,488)
Total transactions with owners		(470,971)						(118,488)	(352,483)
Ending balance at Dec. 31, 2020		$ 2,311,786		$ 239,148	$ 1,702,549	$ 935	$ (7,456)	$ (164,104)	$ 540,714

[1]	The Group initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 was adjusted following the application of IFRS 15 on Revenue Recognition and IFRS 9 on Financial Instruments.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[4]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[5]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.